SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

June 30, 2020 (Unaudited)

Shares		Value

Common Stocks — 97.02%
Communication Services — 2.56%
48,407	Gray Television, Inc.*	$675,277
9,620	Nexstar Media Group, Inc., Class A	805,098

		1,480,375

Consumer Discretionary — 9.39%
43,430	Dana, Inc.	529,412
51,940	G-III Apparel Group Ltd.*	690,282
5,470	Grand Canyon Education, Inc.*	495,199
47,700	Perdoceo Education Corp.*	759,861
10,355	Steven Madden Ltd.	255,665
57,220	Taylor Morrison Home Corp.*	1,103,774
77,044	Tilly’s, Inc., Class A	436,839
17,310	Universal Electronics, Inc.*	810,454
113,190	ZAGG, Inc.*	355,417

		5,436,903

Consumer Staples — 3.17%
70,360	Hostess Brands, Inc.*	859,799
11,440	John B Sanfilippo & Son, Inc.	976,175

		1,835,974

Energy — 3.33%
53,080	Delek US Holdings, Inc.	924,123
119,750	Magnolia Oil & Gas Corp., Class A*	725,685
30,890	Par Pacific Holdings, Inc.*	277,701

		1,927,509

Financials — 25.48%
14,720	American Financial Group, Inc.	934,131
15,310	Amerisafe, Inc.	936,360
19,020	Columbia Banking System, Inc.	539,122
12,730	Community Bank System, Inc.	725,865
104,542	Compass Diversified Holdings LP	1,802,304
43,270	First Busey Corp.	806,985
25,550	Heritage Financial Corp.	511,000
35,520	Hilltop Holdings, Inc.	655,344
10,890	Independent Bank Group, Inc.	441,263
31,090	Mercantile Bank Corp.	702,634
20,237	Northrim BanCorp, Inc.	508,758
18,575	Pacific Premier Bancorp, Inc.	402,706
8,860	Reinsurance Group of America, Inc.	694,978
15,314	South State Corp.	729,865
20,480	Stock Yards Bancorp, Inc.	823,296
38,780	TCF Financial Corp.	1,140,908
20,480	TriCo Bancshares	623,616

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

57,030	United Community Banks, Inc.	$1,147,444
21,930	WSFS Financial Corp.	629,391

		14,755,970

Health Care — 4.77%
5,910	BioTelemetry, Inc.*	267,073
11,832	Emergent BioSolutions, Inc.*	935,675
8,530	Globus Medical, Inc., Class A*	406,966
79,350	Invacare Corp.	505,459
45,300	Lantheus Holdings, Inc.*	647,790

		2,762,963

Industrials — 15.09%
186,749	ACCO Brands Corp.	1,325,918
6,940	Arcosa, Inc.	292,868
24,880	BMC Stock Holdings, Inc.*	625,483
12,190	Casella Waste Systems, Inc., Class A*	635,343
34,400	Columbus McKinnon Corp.	1,150,680
25,349	Ducommun, Inc.*	883,920
8,890	EnerSys	572,338
32,675	Greenbrier Cos., Inc. (The)	743,356
23,120	Harsco Corp.*	312,351
14,100	Kennametal, Inc.	404,811
29,156	Marten Transport Ltd.	733,565
17,210	Patrick Industries, Inc.	1,054,113

		8,734,746

Information Technology — 10.39%
48,380	AXT, Inc.*	230,289
16,470	Cohu, Inc.	285,590
5,290	MKS Instruments, Inc.	599,040
15,690	Model N, Inc.*	545,384
6,360	Novanta, Inc.*	679,057
22,120	Onto Innovation, Inc.*	752,965
22,647	PC Connection, Inc.	1,049,915
30,055	Sapiens International Corp. NV	840,939
62,190	Viavi Solutions, Inc.*	792,300
9,830	Vishay Precision Group, Inc.*	241,621

		6,017,100

Materials — 4.61%
65,670	FutureFuel Corp.	784,757
9,190	Kaiser Aluminum Corp.	676,568
11,929	Koppers Holdings, Inc.*	224,742
10,360	Reliance Steel & Aluminum Co.	983,475

		2,669,542

Real Estate — 11.35%
28,470	Apple Hospitality REIT, Inc.	275,020
154,770	Braemar Hotels & Resorts, Inc., REIT	442,642

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

52,118	CatchMark Timber Trust, Inc., REIT, Class A	$461,244
35,350	Columbia Property Trust, Inc., REIT	464,499
9,129	Community Healthcare Trust, Inc., REIT	373,376
26,970	CubeSmart, REIT	727,920
60,540	DiamondRock Hospitality Co., REIT	334,786
6,010	EastGroup Properties, Inc., REIT	712,846
11,024	National Storage Affiliates Trust, REIT	315,948
42,770	Physicians Realty Trust, REIT	749,331
28,520	STAG Industrial, Inc., REIT	836,207
3,240	Terreno Realty Corp., REIT	170,554
54,541	UMH Properties, Inc., REIT	705,215

		6,569,588

Utilities — 6.88%
31,440	Portland General Electric Co.	1,314,506
19,420	Southwest Gas Holdings, Inc.	1,340,951
20,188	Spire, Inc.	1,326,554

		3,982,011

Total Common Stocks		56,172,681

(Cost $65,406,942)

Investment Company — 2.97%
1,722,437	U.S. Government Money Market Fund,
	RBC Institutional Class 1(a)	1,722,437

Total Investment Company		1,722,437

(Cost $1,722,437)

Total Investments		$57,895,118
(Cost $67,129,379) — 99.99%

Other assets in excess of liabilities — 0.01%		4,501

NET ASSETS — 100.00%		$57,899,619

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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